Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax
9.	INCOME TAXES
Our tax provision for interim periods is determined using an estimate of our annual effective tax rate, adjusted for discrete items arising during interim periods.
For the three months ended June 30, 2020 and June 30, 2021, the Company’s effective tax rate was 14.5% and (26.3)%, respectively. The Company’s effective tax rate differed from the U.S. statutory tax rate primarily due to state taxes, the permanent disallowance of stock-based compensation for tax purposes, excess compensation limitations and the impact of other discrete items including certain transaction expenses.
For the three months ended June 30, 2020 and June 30, 2021, the Company recorded income tax expense of $2.4 million and $8.5 million, respectively.
For the six months ended June 30, 2020 and June 30, 2021, the Company’s effective tax rate was 11.6% and (81.1)%, respectively. The Company’s effective tax rate differed from the U.S. statutory tax rate primarily due to state taxes, the permanent disallowance of stock-based compensation for tax purposes, excess compensation limitations and the impact of other discrete items including certain transaction expenses.
For the six months ended June 30, 2020 and June 30, 2021, the Company recorded income tax expense of $2.4 million and $13.0 million, respectively.

11. INCOME TAXES
The current and deferred income tax provision as of December 31, 2019 was $0. The provision for income taxes for the year ended December 31, 2020 is as follows (in thousands):

Year Ended December 31,
2020
Current income tax provision
Federal	$9,087
State	5,738

Total current provision	14,825

Deferred income tax benefit
Federal	(3,504)
State	(3,003)

Total deferred benefit	(6,507)

Provision for income taxes	$8,318

On March 18, 2020, the Families First Coronavirus Response Act (“FFCR Act”), and on March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) were each enacted in response to the
COVID-19
pandemic. The FFCR Act and the CARES Act contain numerous income tax provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. The FFCR Act and CARES Act did not have a material impact on the Company’s financial statements as of December 31, 2020;
however, the Company continues to examine the impacts the FFCR Act and CARES Act may have on its business, results of operations, financial condition, liquidity and related disclosures.
On June 29, 2020, Assembly Bill 85 (“A.B. 85”) was signed into California law. A.B. 85 provides for a three-year suspension of the use of net operating losses for medium and large businesses and a three-year cap on the use of business incentive tax credits to offset no more than $5.0 million of tax per year. A.B. 85 suspends the use of net operating losses for taxable years 2020, 2021 and 2022 for certain taxpayers with taxable income of $1.0 million or more. The carryover period for any net operating losses that are suspended under this provision will be extended. A.B. 85 also requires that business incentive tax credits including carryovers may not reduce the applicable tax by more than $5.0 million for taxable years 2020, 2021 and 2022. In connection with A.B. 85, the Company was not able to offset its California taxable income with its net operating losses for the year ended December 31, 2020.
A reconciliation from the income tax expense using the U.S. statutory federal income tax rate to the provision for income taxes is as follows (in thousands):

	December 31,
	2019	2020
Tax at U.S. statutory rate	$23	$12,196
State taxes, net of federal benefit	—	4,176
Non-deductible expenses	—	(2,116)
Change in valuation allowance	(75)	(5,994)
Other	52	56

Provision for income taxes	$—	$8,318

The effective tax rate for years ending December 31, 2019 and 2020 was 0% and 14.3%, respectively. For the year ended December 31, 2019, there was no income tax provision recorded, as the Company recorded a full valuation allowance on its net deferred tax asset and utilized net operating loss carryforwards to offset current taxes payable. During 2019, the Company weighed all available positive and negative evidence and determined that it was more likely than not that the deferred tax assets were not fully realizable. The Company determined during 2020 that all the deferred tax assets were realizable due to the Company now being in a three year cumulative pretax book income position, resulting in the full release in the valuation allowance. As of December 31, 2020, the Company has recorded a valuation allowance of $0, which is a decrease of $6.0 million from December 31, 2019. The 2020 income tax provision is a result of the current earnings of the Company, offset by the stock-based compensation permanent adjustment and the tax benefit from the release in valuation allowance.

Significant components of the deferred income taxes are as follows (in thousands):

	December 31,
	2019	2020
Deferred tax assets
Net operating losses	$3,710	$1,490
Uniform capitalization adjustment to inventory	539	1,135
Stock-based compensation	137	1,503
Accrued compensation and benefits	475	1,032
Tenant improvement allowance	510	459
Inventory reserve	142	991
Deferred rent	297	564
Returns reserve	217	469
Sales tax accrual	457	528
Other	145	148

Total deferred tax assets	6,629	8,319
Less: valuation allowance	(5,994)	—

Total net deferred tax assets	635	8,319
Deferred Tax Liabilities
Property and equipment	(635)	(1,812)

Total deferred tax liabilities	(635)	(1,812)

Net deferred tax assets	$—	$6,507

As of December 31, 2020, the Company had available federal net operating loss (“NOL”) carryforwards of approximately $1.8 million, which begin to expire in 2034. The Company also has available state NOL carryforwards of approximately $16.0 million as of December 31, 2020, which begin to expire in 2033. The majority of the state NOL carryforwards relate to the state of California. The utilization of California NOL carryforwards has been suspended by state legislation for tax years beginning before January 1, 2023. Years ending December 31, 2014 through December 31, 2019 remain open and subject to audit.
The Company had no material unrecognized tax benefits as of December 31, 2019 and 2020. The Company’s policy is to recognize interest and penalties accrued on the unrecognized tax liability as income tax expense. During the years ended December 31, 2019 and 2020, there were no such interest and penalties.